Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Borrowings

10. Borrowings

Prior Credit Agreement

Hawk Parent (the “Predecessor”) entered into a Revolving Credit and Term Loan Agreement (the “Prior Credit Agreement”), with SunTrust Bank and the other lenders party thereto on September 28, 2017, as amended December 15, 2017, which included a revolving loan component, a term loan and a delayed draw term loan. The Prior Credit Agreement was collateralized by substantially all of the assets of the Predecessor, based on the Prior Credit Agreement’s collateral documents, and it included restrictive qualitative and quantitative covenants, as defined in the Prior Credit Agreement.

The Prior Credit Agreement provided for a maximum $10.0 million revolving loan at a variable interest rate. This facility was terminated upon the closing of the Business Combination and execution of the New Credit Agreement (defined below). Interest expense on the line of credit totaled $49,388 for the three months ended March 31, 2019.

New Credit Agreement, as Amended

The Company entered into a Revolving Credit and Term Loan Agreement (as amended the “New Credit Agreement”) on July 11, 2019, with Truist Bank (formerly SunTrust Bank) and the other lenders party thereto, which provided a revolving credit facility (the “Revolving Credit Facility”), a term loan A (the “Term Loan”), and a delayed draw term loan at a variable interest rate (4.95% at March 31, 2020) (the “Delayed Draw Term Loan”). The New Credit Agreement provided for an aggregate revolving commitment of $20.0 million at a variable interest rate.

On February 10, 2010, as part of the financing for the acquisition of Ventanex, Repay entered into an agreement with Truist Bank and other members of its existing bank group to amend and upsize its previous credit agreement from $230.0 million to $345.0 million. The New Credit Agreement is collateralized by substantially all of the Company’s assets, and includes restrictive qualitative and quantitative covenants, as defined in the New Credit Agreement. The Company was in compliance with its restrictive covenants under the New Credit Agreement at March 31, 2020.

The New Credit Agreement provides for a Term Loan of $255.0 million, a Delayed Draw Term Loan of $60.0 million, and a Revolving Credit Facility of $30.0 million. As of March 31, 2020, the Company had not drawn the Delayed Draw Term Loan and had $0.0 million drawn against the Revolving Credit Facility. The Company paid $42,361 in fees related to unused commitments in the three month period ended March 31, 2020. The Company’s interest expense on the line of credit totaled $62,008 for the three months ended March 31, 2020.

At March 31, 2020 and December 31, 2019, total borrowings under the New Credit Agreement consisted of the following, respectively:

	March 31, 2020	December 31, 2019
Non-current indebtedness:
Term Loan	$253,375,000	$208,937,500
Revolving Credit Facility	—	10,000,000

Total borrowings under credit facility(1)	253,375,000	218,937,500
Less: Current maturities of long-term debt (2)	5,502,000	5,500,000
Less: Long-term loan debt issuance cost (3)	6,917,640	5,494,795

Total non-current borrowings	$240,955,360	$207,942,705

(1)	The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 4.95% and 5.26% at March 31, 2020 and December 31, 2019, respectively
(2)

Pursuant to the terms of the New Credit Agreement, the Company is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the “Term Loans”).

(3)

The Successor incurred $0.3 million of interest expense for the amortization of deferred debt issuance costs for the three months ended March 31, 2020. The Predecessor incurred $0.1 million for the three months ended March 31, 2019.

Following is a summary of principal maturities of long-term debt for each of the next five years ending December 31 and in the aggregate:

2020	$4,126,500
2021	8,251,000
2022	14,875,000
2023	18,750,000
2024	17,625,000
2025	189,747,500

$253,375,000

The Successor incurred interest expense on the Term Loans of $3.2 million for the three months ended March 31, 2020. The Predecessor incurred interest expense of $1.3 million for the three months ended March 31, 2019.

10. Borrowings

Prior Credit Agreement

The Predecessor entered into a Revolving Credit and Term Loan Agreement (the “Prior Credit Agreement”), with SunTrust Bank and the other lenders party thereto on September 28, 2017, and amended December 15, 2017, which included a revolving loan component, the term loan and a delayed draw term loan. The Prior Credit Agreement was collateralized by substantially all assets of the Predecessor, based on the Prior Credit Agreement’s collateral documents, and it included restrictive qualitative and quantitative covenants, as defined in the Prior Credit Agreement. The Predecessor was in compliance with its restrictive covenants under the Prior Credit Agreement at December 31, 2018.

The Prior Credit Agreement provided for a maximum $10.0 million revolving loan at a variable interest rate. This facility was terminated upon the closing of the Business Combination and execution of the New Credit Agreement (defined below). At the Closing and December 31, 2018, the outstanding balance on the revolving loan was $3.5 million. This balance was settled upon the Closing. Interest expense on the line of credit totaled $0.1 million for the period from January 1, 2019 to July 10, 2019. Interest expense on the line of credit totaled $0.2 million and $0.1 million for the years ended December 31, 2018 and 2017, respectively.

New Credit Agreement

The Company entered into a Revolving Credit and Term Loan Agreement (the “New Credit Agreement”) on July 11, 2019, with Truist Bank (formerly SunTrust Bank) and the other lenders party thereto, which provided a revolving credit facility, a term loan A, and a delayed draw term loan at a variable interest rate (5.26% at December 31, 2019). The term of the New Credit Agreement expires on July 11, 2024. The New Credit Agreement is collateralized by substantially all of the Company’s assets, and includes restrictive qualitative and quantitative covenants, as defined in the New Credit Agreement. The Company was in compliance with its restrictive covenants under the New Credit Agreement at December 31, 2019.

As of December 31, 2019, the New Credit Agreement provided for an aggregate revolving commitment of $20.0 million at a variable interest rate (5.26% at December 31, 2019). At December 31, 2019, there was $10.0 million on the revolving credit facility. The Successor’s interest expense on the line of credit totaled $0.1 million for the period from July 11, 2019 through December 31, 2019. The New Credit Agreement was upsized in February 2020. See Note 18 for more information.

At December 31, 2019 and December 31, 2018, total borrowings under the New Credit Agreement and Prior Credit Agreement consisted of the following, respectively:

	December 31, 2019	December 31, 2018
	Successor	Predecessor
Non-current indebtedness:
Term Loan	$168,937,500	$63,750,000
Delayed Draw Term Loan	40,000,000	28,500,000
Revolving Credit Facility	10,000,000	3,500,000

Total borrowings under credit facility(1)	218,937,500	95,750,000
Less: Current maturities of long-term debt (2)	5,500,000	4,900,000
Less: Long-term loan debt issuance cost (3)	5,494,795	1,534,796

Total non-current borrowings	$207,942,705	$89,315,204

(1)

The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 5.26% and 5.77% at December 31, 2019 (Successor) and December 31, 2018 (Predecessor), respectively

(2)

Pursuant to the terms of the New Credit Agreement, the Successor is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the “Term Loans”). Under the Prior Credit Agreement, the Predecessor was required to make quarterly principal payments equal to 1.25% of the initial principal amount of the Term Loans.

(3)

The Successor incurred $0.6 million of interest expense for the amortization of deferred debt issuance costs from the Closing through December 31, 2019. The Predecessor incurred $0.2 million for the period January 1, 2019 to July 10, 2019.

Following is a summary of principal maturities of the term loan for each of the next five years ending December 31 and in the aggregate:

2020	$5,500,000
2021	7,875,000
2022	13,125,000
2023	15,750,000
2024	166,687,500

$208,937,500

The Successor incurred interest expense on the Term Loans of $5.3 million from July 11, 2019 through December 31, 2019. The Predecessor incurred interest expense of $2.8 million for the period from January 1, 2019 to July 10, 2019. Interest expense on the long-term debt totaled $5.5 million and $4.4 million for the years ended December 31, 2018 and 2017, respectively.